Income and expenses - Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Carbon dioxide credit	$ 75,756	$ 81,870	$ 100,220
Services of independent professionals	52,692	40,687	74,552
Freight cost	61,942	51,415	78,245
Insurance premiums	14,982	15,506	14,963
Tax	12,802	11,280	15,919
Other operating expenses	47,008	69,332	62,353
Total	$ 265,182	$ 270,090	$ 346,252